Consolidated Statement of Operations	5 Months Ended
Aug. 31, 2020 USD ($) $ / shares shares
Consolidated Statement of Operations
Revenue	$ 0
Operating Expenses
Professional fees	227,055
Research and development	94,100
General and administrative expenses	23,234
Total operating expenses	344,389
Loss from Operations	(344,389)
Other Expense
Interest income, net	(31)
Other expense	19,553
Other expense, net	19,522
Loss before Income Tax Provision	(363,911)
Income Tax Provision	0
Net Loss	$ (363,911)
Loss per share Basic and Diluted | $ / shares	$ (0.02)
Weighted average common shares outstanding Basic and Diluted | shares	23,179,141